Cover	May 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 27, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-39274
Entity Registrant Name	GAN Limited
Entity Central Index Key	0001799332
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	10845 Griffith Peak Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(833)
Local Phone Number	565-0550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.01 par value
Trading Symbol	GAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true